BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 93.6%
Brazil — 3.3%
Ambev SA .................. 6,738 $ 21,566
Banco do Brasil SA ............ 11,297 68,477
Cia Energetica de Minas Gerais , ADR 11,947 26,761
CPFL Energia SA .............. 14,384 69,956
Energisa SA ................. 7,847 64,063
Light SA .................... 10,062 28,168
Localiza Rent a Car SA
(a)
........ 3,423 40,926
Omega Geracao SA
(a)
........... 1,265 8,695
Ultrapar Participacoes SA ........ 16,389 55,823
Ultrapar Participacoes SA, ADR .... 1,284 4,391
388,826
Chile — 1.7%
Empresas CMPC SA ........... 20,037 43,301
Enel Americas SA ............. 110,511 15,359
Enel Americas SA, ADR ......... 14,838 101,492
Sociedad Quimica y Minera de Chile
SA, ADR ................. 866 41,135
201,287
China — 33.7%
3SBio, Inc.
(a)(b)
................ 26,000 21,664
Agricultural Bank of China Ltd., Class H 36,000 12,005
Alibaba Group Holding Ltd.
(a)
...... 21,692 529,778
Angang Steel Co. Ltd., Class H .... 18,000 12,306
ANTA Sports Products Ltd. ....... 1,000 21,771
Baidu, Inc., ADR, Class A
(a)
....... 702 115,135
BeiGene Ltd., ADR
(a)
........... 68 21,528
BYD Co. Ltd., Class A ........... 200 8,256
BYD Co. Ltd., Class H .......... 1,500 46,363
China Coal Energy Co. Ltd., Class H . 47,000 28,262
China Medical System Holdings Ltd. . 16,000 32,493
China Molybdenum Co. Ltd., Class H 135,000 98,812
China Resources Gas Group Ltd. ... 2,000 12,328
China Vanke Co. Ltd., Class H ..... 17,600 45,849
CIFI Holdings Group Co. Ltd. ...... 88,000 53,071
Contemporary Amperex Technology Co.
Ltd., Class A ............... 100 8,571
Country Garden Services Holdings Co.
Ltd. ..................... 5,000 40,599
CSPC Pharmaceutical Group Ltd. ... 8,000 10,799
East Money Information Co. Ltd., Class
A ...................... 5,540 26,683
ENN Energy Holdings Ltd. ........ 2,400 50,084
Ganfeng Lithium Co. Ltd., Class A .. 100 3,029
Ganfeng Lithium Co. Ltd., Class H
(b)
. 400 8,609
GCL-Poly Energy Holdings Ltd.
(a)
... 17,000 2,720
Geely Automobile Holdings Ltd. .... 10,000 33,544
Greentown Service Group Co. Ltd. .. 22,000 23,922
Haitong Securities Co. Ltd., Class H . 33,600 27,691
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)
.............. 1,500 29,131
Huatai Securities Co. Ltd., Class A
(a)
. 24,000 53,640
Huatai Securities Co. Ltd., Class H
(b)
. 47,600 63,071
Industrial Bank Co. Ltd., Class A .... 14,400 39,420
JCET Group Co. Ltd., Class A ..... 8,200 49,912
JD.com, Inc., ADR
(a)(c)
........... 1,278 90,585
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A ............ 400 10,115
Kingdee International Software Group
Co. Ltd.
(a)
................. 15,000 46,848
KWG Group Holdings Ltd. ........ 16,500 18,109
Lenovo Group Ltd. ............. 202,000 188,361
Li Ning Co. Ltd. ............... 12,500 132,016
Security
Shares
Shares Value
China (continued)
LONGi Green Energy Technology Co.
Ltd., Class A ............... 560 $ 7,476
Meituan Dianping , Class B
(a)
...... 2,000 55,343
MMG Ltd.
(a)
.................. 96,000 48,954
NetEase , Inc., ADR ............ 574 58,669
NIO, Inc., ADR
(a)
.............. 1,848 82,569
PICC Property & Casualty Co. Ltd.,
Class H .................. 10,000 8,078
Ping An Insurance Group Co. of China
Ltd., Class A ............... 8,000 66,549
Ping An Insurance Group Co. of China
Ltd., Class H ............... 1,000 8,751
Shandong Nanshan Aluminum Co. Ltd.,
Class A .................. 32,247 25,584
Shanghai Electric Group Co. Ltd., Class
H ...................... 84,000 20,778
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 600 7,248
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 1,460 88,460
Sinopharm Group Co. Ltd., Class H . 8,000 20,978
Sinotrans Ltd., Class A .......... 48,900 35,273
Sinotrans Ltd., Class H .......... 198,000 73,247
Sinotruk Hong Kong Ltd. ......... 1,500 2,571
Sunac China Holdings Ltd.
(a)
...... 13,000 33,732
TCL Technology Group Corp., Class A 29,700 34,021
Tencent Holdings Ltd. ........... 10,100 609,112
Tianneng Power International Ltd. ... 4,000 7,675
TongFu Microelectronics Co. Ltd., Class
A ...................... 3,600 12,984
Topsports International Holdings Ltd.
(b)
12,000 16,747
Vipshop Holdings Ltd., ADR
(a)
...... 1,620 26,941
Weichai Power Co. Ltd., Class A .... 600 1,594
Weichai Power Co. Ltd., Class H ... 3,000 6,575
WuXi AppTec Co. Ltd., Class H
(b)
... 2,880 63,836
WuXi Biologics Cayman, Inc.
(a)(b)
.... 9,000 137,468
Xiaomi Corp., Class B
(a)(b)
........ 7,600 24,892
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 361 810
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 17,200 32,320
Xinyi Solar Holdings Ltd. ......... 8,000 16,114
XPeng , Inc., ADR
(a)
............ 1,079 43,732
Yadea Group Holdings Ltd.
(b)
...... 14,000 24,093
Zhejiang Weixing New Building
Materials Co. Ltd., Class A ..... 11,100 32,812
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .... 49,316 58,273
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 33,200 28,594
ZTE Corp., Class A ............ 20,400 122,807
3,962,740
Colombia — 0.0%
Bancolombia SA, ADR .......... 250 7,112
Greece — 0.6%
National Bank of Greece SA
(a)
..... 2,208 6,252
OPAP SA ................... 4,394 63,471
69,723
Hungary — 0.6%
MOL Hungarian Oil & Gas plc
(a)
.... 8,937 71,199
India — 10.0%
Adani Green Energy Ltd.
(a)
........ 285 3,368
Asian Paints Ltd. .............. 5,430 216,051

BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
India (continued)
AstraZeneca Pharma India Ltd. .... 143 $ 6,470
Axis Bank Ltd.
(a)
............... 4,087 39,025
Azure Power Global Ltd.
(a)
........ 429 11,175
Colgate-Palmolive India Ltd. ...... 455 10,431
Grasim Industries Ltd. ........... 1,281 26,768
HDFC Bank Ltd. .............. 2,669 51,363
HDFC Bank Ltd., ADR .......... 1,475 104,091
Housing Development Finance Corp.
Ltd. ..................... 6,064 199,625
Indian Oil Corp. Ltd. ............ 18,374 25,490
Infosys Ltd. .................. 4,946 107,793
Infosys Ltd., ADR .............. 1,635 36,166
Kotak Mahindra Bank Ltd.
(a)
....... 1,312 29,251
Marico Ltd. .................. 5,375 39,544
Reliance Industries Ltd. ......... 455 12,472
Tata Consultancy Services Ltd. .... 3,487 148,664
TVS Motor Co. Ltd. ............ 1,699 13,258
UPL Ltd. .................... 9,210 100,339
1,181,344
Indonesia — 0.5%
Bank Central Asia Tbk . PT ........ 28,400 58,628
Malaysia — 2.7%
CIMB Group Holdings Bhd. ....... 28,800 30,350
Malayan Banking Bhd. .......... 53,300 101,169
Petronas Dagangan Bhd. ........ 10,200 44,468
Public Bank Bhd. .............. 77,100 72,715
RHB Bank Bhd. ............... 58,900 71,322
320,024
Mexico — 2.4%
Cemex SAB de CV
(a)
........... 21,525 17,517
Coca-Cola Femsa SAB de CV ..... 15,703 88,745
Coca-Cola Femsa SAB de CV, ADR . 780 44,125
Fomento Economico Mexicano SAB de
CV ..................... 5,312 46,301
Fomento Economico Mexicano SAB de
CV, ADR ................. 639 55,830
Grupo Bimbo SAB de CV ........ 5,737 13,177
Grupo Financiero Banorte SAB de CV,
Class O .................. 2,557 16,542
282,237
Peru — 0.1%
Credicorp Ltd.
(a)
............... 101 10,197
Poland — 0.3%
(a)
Bank Polska Kasa Opieki SA ...... 679 16,583
mBank SA .................. 173 14,398
30,981
Qatar — 0.4%
Masraf Al Rayan QSC ........... 5,545 6,461
Qatar Islamic Bank SAQ ......... 1,752 8,129
Qatar National Bank QPSC ....... 6,851 33,595
48,185
Russia — 2.2%
LUKOIL PJSC ................ 10 859
LUKOIL PJSC, ADR ............ 2,587 221,669
Novatek PJSC, GDR ........... 150 33,379
255,907
South Africa — 4.8%
Barloworld Ltd. ............... 2,580 19,032
Bidvest Group Ltd. (The) ......... 3,487 47,570
Clicks Group Ltd. .............. 1,701 30,776
Security
Shares
Shares Value
South Africa (continued)
FirstRand Ltd. ................ 3,449 $ 12,797
Gold Fields Ltd. ............... 2,373 23,435
Gold Fields Ltd., ADR ........... 3,117 30,609
Investec Ltd. ................. 18,927 70,616
Naspers Ltd., Class N ........... 748 144,349
Nedbank Group Ltd.
(a)
........... 1,375 15,898
Old Mutual Ltd. ............... 92,726 81,769
Standard Bank Group Ltd. ........ 3,455 29,119
Vodacom Group Ltd. ........... 6,260 55,818
561,788
South Korea — 14.8%
AMOREPACIFIC Group ......... 821 41,151
CJ CheilJedang Corp. ........... 238 96,759
Coway Co. Ltd. ............... 363 27,037
Doosan Bobcat, Inc.
(a)
........... 326 13,095
Doosan Co. Ltd. .............. 409 34,463
Hyundai Elevator Co. Ltd. ........ 106 4,983
KB Financial Group, Inc. ......... 570 25,317
KB Financial Group, Inc., ADR ..... 317 14,040
KT Corp. ................... 695 20,417
KT Corp., ADR ............... 4,564 65,676
LG Chem Ltd. ................ 98 71,981
LG Display Co. Ltd. ............ 341 6,552
LG Electronics, Inc. ............ 152 20,821
LG Household & Health Care Ltd. ... 41 52,005
LG Innotek Co. Ltd. ............ 173 34,196
LX Hausys Ltd. ............... 366 31,808
NAVER Corp. ................ 586 220,865
POSCO .................... 130 41,347
Samsung C&T Corp. ........... 49 6,036
Samsung Electronics Co. Ltd. ..... 10,072 688,284
Samsung Engineering Co. Ltd.
(a)
.... 1,314 26,712
Seah Besteel Corp. ............ 540 14,750
Shinhan Financial Group Co. Ltd. ... 627 21,251
SK Hynix, Inc. ................ 432 42,291
SK Innovation Co. Ltd.
(a)
......... 465 102,589
SK Telecom Co. Ltd. ............ 57 14,930
1,739,356
Taiwan — 13.3%
AU Optronics Corp. ............ 13,000 9,636
Cathay Financial Holding Co. Ltd. ... 80,000 155,705
CTBC Financial Holding Co. Ltd.
(a)
.. 38,000 31,118
Delta Electronics, Inc. ........... 15,000 154,559
E.Sun Financial Holding Co. Ltd.
(a)
.. 18,000 17,072
Eva Airways Corp. ............. 53,000 34,629
Evergreen Marine Corp. Taiwan Ltd.
(a)
2,000 9,512
Hotai Motor Co. Ltd. ............ 1,000 21,169
MediaTek , Inc. ................ 6,000 196,187
Novatek Microelectronics Corp.
(a)
... 2,000 36,791
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 752,382
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 443 51,672
Tung Ho Steel Enterprise Corp. .... 35,000 58,577
United Microelectronics Corp. ..... 16,000 33,458
1,562,467
Thailand — 1.9%
Home Product Center PCL, NVDR .. 182,400 73,898
Kasikornbank PCL, NVDR ........ 15,300 47,913
Siam Cement PCL (The), NVDR .... 8,300 104,648
226,459

BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Turkey — 0.3%
Anadolu Efes Biracilik ve Malt Sanayii
A/S ..................... 5,306 $ 13,992
Arcelik A/S .................. 4,817 18,871
32,863
Total Common Stocks — 93.6%
(Cost: $10,452,455) .............................. 11,011,323
Investment Companies — 2.0%
iShares MSCI Saudi Arabia ETF
(d)
.. 5,989 238,003
Total Investment Companies — 2.0%
(Cost: $171,147) ................................ 238,003
Preferred Stocks — 1.3%
Brazil — 1.2%
Banco Bradesco SA (Preference) ... 28,677 133,907
Cia Energetica de Minas Gerais
(Preference) ............... 1,572 3,610
Cia Paranaense de Energia
(Preference) ............... 1,471 1,723
139,240
Security
Shares
Shares Value
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) ............... 194 $ 9,267
Total Preferred Stocks — 1.3%
(Cost: $137,956) ................................ 148,507
Total Long-Term Investments — 96.9%
(Cost: $10,761,558) .............................. 11,397,833
Short-Term Securities — 2.6%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 214,006 214,006
SL Liquidity Series, LLC, Money Market
Series, 0.12%
(f)
............. 92,823 92,851
Total Short-Term Securities — 2.6%
(Cost: $306,857) ................................ 306,857
Total Investments — 99.5%
(Cost: $11,068,415) .............................. 11,704,690
Other Assets Less Liabilities — 0.5% ................... 60,789
Net Assets — 100.0% .............................. $ 11,765,479
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 379,782 $ — $ (165,776) $ — $ — $ 214,006 214,006 $ 6 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 92,851 — — — 92,851 92,823 116
(b)
—
iShares MSCI Saudi Arabia ETF . 237,410 — (11,685) 3,255 9,023 238,003 5,989 2,298 —
$ 3,255 $ 9,023 $ 544,860 $ 2,420 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 6 09/17/21 $ 383 $ (23,301)
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 388,826 $ — $ — $ 388,826
Chile ............................................... 201,287 — — 201,287
China ............................................... 475,409 3,487,331 — 3,962,740
Colombia ............................................ 7,112 — — 7,112
Greece .............................................. — 69,723 — 69,723
Hungary ............................................. — 71,199 — 71,199
India ............................................... 151,432 1,029,912 — 1,181,344
Indonesia ............................................ — 58,628 — 58,628
Malaysia ............................................. 245,206 74,818 — 320,024
Mexico .............................................. 282,237 — — 282,237
Peru ................................................ 10,197 — — 10,197
Poland .............................................. — 30,981 — 30,981
Qatar ............................................... 41,724 6,461 — 48,185
Russia .............................................. — 255,907 — 255,907
South Africa ........................................... 230,801 330,987 — 561,788
South Korea .......................................... 131,721 1,607,635 — 1,739,356
Taiwan .............................................. 51,672 1,510,795 — 1,562,467
Thailand ............................................. — 226,459 — 226,459
Turkey .............................................. 13,992 18,871 — 32,863
Investment Companies .................................... 238,003 — — 238,003
Preferred Stocks ......................................... 148,507 — — 148,507
Short-Term Securities ....................................... 214,006 — — 214,006
$ 2,832,132 $ 8,779,707 $ — $ 11,611,839

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at Net Asset Value ("NAV")
(a)
........................ 92,851
$ —
$ 11,704,690
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (23,301) $ — $ — $ (23,301)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.